Redemption Payable To Managing Owner (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Redemption Payable To Managing Owner [Abstract]
Redemption payable	$ 349,083	$ 68,133